Commitments and Contingent Liabilities - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Violation	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments And Contingencies Liabilities [Line Items]
Rental expenses	$ 1,100,000	$ 950,000	$ 3,400,000	$ 2,700,000	$ 3,800,000	$ 3,600,000
Sublease income	$ 166,000	$ 187,000	$ 526,000	$ 551,000	$ 737,000	$ 744,000
Number of violations of conditions established to extend credit commitments. | Violation			0
Fixed rate loan commitments maturity year			2020		2025
Variable rate loan commitments maturity year			2040		2046
Maximum
Commitments And Contingencies Liabilities [Line Items]
Commitments to make loans period			90 days		90 days
Loan commitments fixed interest rate	19.50%		19.50%		19.50%
Loan commitments variable interest rate	8.25%		8.25%		14.90%
Minimum
Commitments And Contingencies Liabilities [Line Items]
Loan commitments fixed interest rate	3.23%		3.23%		2.00%
Loan commitments variable interest rate	2.45%		2.45%		2.40%